2. BASIS OF PRESENTATION: Accounting standards issued, but not yet in effective (Policies)	12 Months Ended
Dec. 31, 2017
Policies
Accounting standards issued, but not yet in effective

d)  Accounting standards issued, but not yet in effective

The following is an overview of accounting standard changes that the Company will be required to adopt in future years.

IFRS 9 Financial instruments

On July 24, 2014, the IASB issued the complete IFRS 9, Financial Instruments (“IFRS 9”). IFRS 9 introduces new requirements for the classification and measurements of financial assets. Under IFRS 9, financial assets are classified and measured based on the business model in which they are held and the characteristics of their contractual cash flows. The standard introduces additional changes relating to financial liabilities and amends the impairment model by introducing a new “expected credit loss” model for calculating impairment. It also includes a new general hedge accounting standard which aligns hedge accounting ore closely with risk management. IFRS 9 is effective for reporting periods beginning on or after January 1, 2018 and must be applied retrospectively with some exemptions. Management anticipates that this standard will be adopted in the Company’s consolidated financial statements for the period beginning January 1, 2018 and will have an insignificant effect on its consolidated financial statements other than increased note disclosure.

IFRS 15 Revenue from contracts with customers

On May 28, 2014 the IASB issued IFRS 15, Revenue from Contracts with Customers (“IFRS 15”). IFRS 15 deals with revenue recognition and establishes principles for reporting useful information to users of financial statements about the nature, amount, timing and uncertainty of revenue and cash flows arising from an entity’s contracts with customers. Revenue is recognized when a customer obtains control of a good or service and thus has the ability to direct the use and obtain the benefits from the goods or services. The standard replaces IAS 18 Revenue and IAS 11 Construction contracts and related interpretations. IFRS 15 is effective for reporting periods beginning on or after January 1, 2018. Management anticipates that this standard will be adopted in the Company’s consolidated financial statements for the period beginning January 1, 2018 and will have an insignificant effect on its consolidated financial statements.

IFRS 16 Leases

On January 13, 2016, the International Accounting Standards Board published a new standard, IFRS 16, Leases, eliminating the current dual accounting model for lessees, which distinguishes between on-balance sheet finance leases and off-balance sheet operating leases. Under the new standard, a lease becomes an on-balance sheet liability that attracts interest, together with a new right-of-use asset. In addition, lessees will recognize a front-loaded pattern of expense for most leases, even when cash rentals are constant. IFRS 16 is effective for reporting periods beginning on or after January 1, 2019. The Company is in the process of assessing the impact of this pronouncement. The extent of the impact has not yet been determined.

Other new standards or amendments are either not applicable or not expected to have a significant impact on the Company’s consolidated financial statements.